Income tax - Schedule of deferred taxes (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	€ (8,207)	€ (5,473)
Liabilities	8,830	2,136
Deferred Taxes on temporary differences	445	(1,621)
Non-Recognition of Deferred Tax Assets (DTA) on temporary differences	(1,391)
DTA on deductible temporary differences Share-based Payment	1,212
Deferred Taxes on loss carryforwards	445	(1,621)
Deferred Taxes Total	445	(1,621)
Intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	(4)	(4)
Property, plant and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	(1,075)	(694)
Right of use-assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	(8,458)	(301)
Other assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	(303)	(281)
Inventories
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	44	115
Trade Receivables
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	19
Contract assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	(235)	(426)
Other financial assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets		2
Other current assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	(286)
Cash and cash equivalents
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	2,091	(283)
Share-based payments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Liabilities		56
Lease liabilities (non-current portion)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Liabilities	7,774	3,472
Financial liabilities / Convertible Loan
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Liabilities		(1,987)
Other Non-current financial liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Liabilities	53
Other non-current liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Liabilities	(43)	25
Trade and other payables
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Liabilities	434	9
Lease liabilities (current portion)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Liabilities	934	576
Other liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Liabilities	(320)	(14)
Temporary difference
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Taxes on temporary differences	624	(3,337)
Deferred Taxes on loss carryforwards	624	(3,337)
Deferred Taxes Total	€ 624	(3,337)
Loss carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Taxes on temporary differences		1,716
Deferred Taxes on loss carryforwards		1,716
Deferred Taxes Total		€ 1,716